RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	Apr. 30, 2014
Interest Payable Settled	$ 287,896	$ 158,809	$ 536,347	$ 312,102	$ 683,765	$ 372,968
Management And Consulting Fees	65,683	18,241	97,201	93,236	414,180	229,109
Professional fees	117,977	$ 252,725	273,122	363,275	677,182	192,098
Accounts payable and accrued liabilities	1,110,677		1,110,677		876,844	$ 607,226
Company Controlled By Director [Member]
Interest Payable Settled			$ 395,665
Shares Issued, Shares			2,267,685
Shares Issued, Fair Value			$ 427,177
RJG Capital Corporation [Member]
Management And Consulting Fees			47,963	$ 29,669
Wayne Moorhouse, Director [Member]
Management And Consulting Fees			1,565
Malaspina Consultants Inc. [Member
Professional fees			12,710	$ 23,044
Directors Or Officers Or Companies Controlled By Them [Member]
Accounts payable and accrued liabilities	$ 177,860		$ 177,860		$ 175,789